Asset retirement obligations - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset retirement obligations
Beginning balance	$ 650,164	$ 517,180
Additional obligations recognized	7,595	211,580
Changes in estimated abandonment timing and costs	39,722	(98,158)
Obligations settled	(19,442)	(15,765)
Accretion	32,667	31,219
Changes in discount rates	(57,635)	(6,646)
Foreign exchange	(34,870)	10,754
Ending balance	$ 618,201	$ 650,164